SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Property plant and equipment useful life
Equipment	5 years
Furniture and fixtures	3 to 5 years